Purchases and other expenses - External purchases components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Commercial, equipments expenses and content rights	€ (7,228)	€ (7,117)	€ (6,814)
o/w costs of terminals and other equipment sold	(4,123)	(4,112)	(3,968)
o/w advertising, promotional, sponsoring and rebranding costs	(850)	(845)	(894)
Service fees and inter-operator costs	(4,923)	(5,128)	(5,350)
Other network expenses, IT expenses	(3,192)	(3,074)	(2,999)
Other external purchases	(3,220)	(3,062)	(3,023)
o/w rental expenses	(1,181)	(1,148)	(1,156)
Purchases and other expenses	€ (18,563)	€ (18,381)	€ (18,186)